Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified				0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Outstanding swaps	May 14, 2013 Amalia C item	Dec. 31, 2013 Amalia C item	Jun. 25, 2013 Niledutch Zebra item	Dec. 31, 2013 Niledutch Zebra item	Nov. 13, 2013 Danae C item	Dec. 31, 2013 Danae C item	Nov. 21, 2013 Dimitris C item	Dec. 31, 2013 Dimitris C item	Dec. 31, 2013 Maximum HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank item	Dec. 31, 2013 Retention accounts	Dec. 31, 2012 Retention accounts	Dec. 31, 2013 Restricted deposits	Dec. 31, 2012 Restricted deposits
Restricted cash
Total restricted cash	$ 14,717	$ 3,251											$ 2,841	$ 2,821	$ 11,876	$ 430
Number of vessels that the company can sell under the option provided by the agreement												9
TEU				2,524	2,452	2,602	2,602	2,524	2,524	3,430	3,430
Property, plant and equipment acquired				6,600	6,600	10,100	10,100	11,900	11,900	14,900	14,900
Current restricted cash	14,717	2,821										11,400			400
Non-current restricted cash		$ 430	$ 400